Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Schedule Of Contractual Commitments

	Office Rental	Co-location & Server Rental	Leasehold Improvements & Building Renovation	Investment in Venture Capital Fund	Total
	RMB	RMB	RMB	RMB	RMB
2012	55,851,987	32,281,709	-	200,000,000	288,133,696
2013	53,300,290	-	2,027,656	-	55,327,946
2014	46,914,999	-	-	-	46,914,999
2015	46,132,072	-	-	-	46,132,072
2016	28,882,724	-	-	-	28,882,724
Thereafter	65,456,563	-	-	443,500,000	508,956,563

	296,538,635	32,281,709	2,027,656	643,500,000	974,348,000